Expense Example - Investor A, C and Institutional - BlackRock High Yield Municipal Fund	Oct. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 514
Expense Example, with Redemption, 3 Years	707
Expense Example, with Redemption, 5 Years	916
Expense Example, with Redemption, 10 Years	1,518
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	2,005
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	$ 834